Income Taxes - Reconciliation of expected tax expense (Details) - EUR (€) € in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	May 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Profit (Loss) before income tax				€ (410,327)	€ (188,381)	€ (63,418)
Income tax rate				27.55%	27.55%	27.55%
Expected income taxes on this				€ 113,045	€ 51,899	€ 17,472
Effects deriving from differences to the expected tax rate				40	54	(3)
Other non-deductible expenses and taxes				(209)	(238)	(312)
Changes in the realization of deferred tax assets				(67,465)	(22,371)	(18,978)
Other				(46,120)	(29,390)	1,760
Income tax as per statement of operations				€ (709)	€ (46)	€ (61)
Effective tax rate in %				(0.20%)	0.00%	(0.10%)
Non-cash share listing expens				€ 111,109
Income tax reconciliation effect of non-cash share listing expens				30,610
Income tax reconciliation effect of fair value adjustments of Warrants				3,590
Other share-based payments				40,321
Income tax reconciliation effect of other share-based payments				11,108
Convertible loans, share capital	€ 34,084	€ 3,981	€ 3,981	96,193	€ 102,207	€ 3,981
Azul
Income Tax Disclosure [Line Items]
Fair value adjustments of Warrants				13,030
Convertible loans, share capital				6,351
Income tax reconciliation effect of embedded derivative of the convertible loans				1,750
Qell Acquisition Corp
Income Tax Disclosure [Line Items]
Fair value adjustments of Warrants				4,454
Income tax reconciliation effect of fair value adjustments of Warrants				€ 1,227